Fair Value Measurements - Summary of Quantitative Information Regarding Fair Value Assumptions (Detail) - Crescent Acquisition Corp				3 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 12, 2019 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value, Recurring [Member] | Forward Purchase Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of liabilities	$ 5,185,000	$ 3,396,000	$ 2,035,000		$ 5,185,000
Asset Price | Fair Value, Recurring [Member] | Warrant liability - Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input	10.45			10.06	10.45
Asset Price | Fair Value, Recurring [Member] | Forward Purchase Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input	10.45	10.02	9.25	10.06	10.45
Asset Price | Fair Value, Recurring [Member] | Public Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input			9.25
Asset Price | Fair Value, Recurring [Member] | Private Placement Warrants Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input	10.45	10.02	9.25		10.45
Exercise Price | Fair Value, Recurring [Member] | Warrant liability - Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input	11.50			11.50	11.50
Exercise Price | Fair Value, Recurring [Member] | Forward Purchase Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input	2.02			2.17	2.02
Exercise Price | Fair Value, Recurring [Member] | Public Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input			11.50
Exercise Price | Fair Value, Recurring [Member] | Private Placement Warrants Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input	11.50	11.50	11.50		11.50
Term | Fair Value, Recurring [Member] | Warrant liability - Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	5 years 6 months			5 years 3 months 18 days	5 years 6 months
Term | Fair Value, Recurring [Member] | Forward Purchase Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discount Term				3 months	6 months
Term | Fair Value, Recurring [Member] | Public Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input			5 years 6 months
Term | Fair Value, Recurring [Member] | Private Placement Warrants Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	5 years 6 months	5 years 6 months	5 years 6 months		5 years 6 months
Volatility | Fair Value, Recurring [Member] | Warrant liability - Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input	0.2930			0.3000	0.2930
Volatility | Fair Value, Recurring [Member] | Public Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input			0.3000
Volatility | Fair Value, Recurring [Member] | Private Placement Warrants Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input	0.2930	0.2150	0.3000		0.2930
Risk-free Rate | Fair Value, Recurring [Member] | Warrant liability - Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input	0.0040			0.0100	0.0040
Risk-free Rate | Fair Value, Recurring [Member] | Forward Purchase Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input	0.0009	0.0159	0.0244	0.0003	0.0009
Risk-free Rate | Fair Value, Recurring [Member] | Public Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input			0.0240
Risk-free Rate | Fair Value, Recurring [Member] | Private Placement Warrants Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input	0.0040	0.0170	0.0240		0.0040
Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input	0				0
Dividend Yield | Fair Value, Recurring [Member] | Warrant liability - Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input	0.0000			0.0000	0.0000
Dividend Yield | Fair Value, Recurring [Member] | Forward Purchase Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of liabilities	$ 5,185,000			$ 1,945,000	$ 5,185,000
Dividend Yield | Fair Value, Recurring [Member] | Public Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input			0.0000
Dividend Yield | Fair Value, Recurring [Member] | Private Placement Warrants Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input	0.0000	0.0000	0.0000		0.0000
Private Placement Warrant Price | Fair Value, Recurring [Member] | Warrant liability - Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input	2.02			2.17	2.02
Private Placement Warrant Price | Fair Value, Recurring [Member] | Forward Purchase Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input	2.02	1.43	1.73		2.02
Measurements Input Probability of Merger [Member] | Fair Value, Recurring [Member] | Forward Purchase Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input	0.8000			0.9000	0.8000
Fair value of each Public Warrant | Fair Value, Recurring [Member] | Public Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input			1.50
Fair value of each Public Warrant | Fair Value, Recurring [Member] | Private Placement Warrants Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input	2.02	1.43	1.73		2.02
Discount Term | Fair Value, Recurring [Member] | Forward Purchase Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discount Term	6 months	1 year 6 months	2 years 3 months 18 days
Probability of Merger | Fair Value, Recurring [Member] | Forward Purchase Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Forward purchase agreement, measurement input	0.8000	0.8000	0.8000		0.8000